Reconciliations for All Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Level 3, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year		¥ 6,947
Total realized/unrealized gains or losses
Included in earnings
Included in other comprehensive income (loss)		(114)
Purchases, issuances, settlements and sales
Purchases		1,784
Issuances
Settlements		1
Sales		(1,879)
Foreign currency translation		(88)
Balance at end of year		6,651
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Included in other comprehensive income (loss)		(114)
Interest rate instruments (notes 1(q) and 17)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year		(1)
Total realized/unrealized gains or losses
Included in earnings
Purchases, issuances, settlements and sales
Issuances
Settlements		1
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Auction rate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	6,651	6,948
Total realized/unrealized gains or losses
Included in earnings
Included in other comprehensive income (loss)	115	(114)
Purchases, issuances, settlements and sales
Purchases		1,784
Issuances
Sales	(691)	(1,879)
Foreign currency translation	853	(88)
Balance at end of year	6,928	6,651
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Included in other comprehensive income (loss)	¥ 115	¥ (114)